Equity - Unrealised gains (losses) from financial assets measured at fair value through other comprehensive income (Detail)	6 Months Ended
Jun. 30, 2020 USD ($)
Equity [abstract]
Balance at January 1	$ (55,084)
Equity instruments	(74,331)
Balance at June 30	$ (129,415)